OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER LIABILITIES [Abstract]
OTHER LIABILITIES
11	OTHER LIABILITIES

The local authorities in Zhuhai, PRC, operate certain government subsidy programs which are intended to encourage companies to invest in the high technology industry in Zhuhai.

For the year ended December 31, 2011, Actions Semiconductor Zhuhai were further granted $711 advance subsidies, the total liabilities amounted to $2,412, of which $1,954 was repayable within one year, subject to the acknowledgement by the local authorities that all conditions attached to the grant are satisfied, and $458 are repayable after 2011 and therefore are recorded in non-current liabilities.

For the year ended December 31, 2012, Actions Semiconductor Zhuhai were further granted $299 advance subsidies, the total liabilities amounted to $2,069, of which $2,056 was repayable within one year, subject to the acknowledgement by the local authorities that all conditions attached to the grant are satisfied, and $13 are repayable after 2012 and therefore are recorded in non-current liabilities.

The estimated fair value of the advances granted to Actions Semiconductor Zhuhai based on the Group's borrowing interest rate from independent financial institution was approximately $2,252 and $1,970 at December 31, 2011 and 2012, respectively.